First Trust Managed Municipal ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	140 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Revenue 10 Year (8-12) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.96%	1.12%	2.58%	2.86%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%	2.61%
First Trust Managed Municipal ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.69%	0.76%	2.59%	2.95%
Performance Inception Date	May 13, 2014
First Trust Managed Municipal ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.26%	(0.39%)	1.46%	1.79%
First Trust Managed Municipal ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.16%	0.08%	1.50%	1.76%